[FORUM LOGO]


                                                   F O R U M
[Left half of page has pictures
 of gear wheels, ledger paper and                  F U N D S
 pencil, computer monitor and
 keyboard on pedistal.]
                                            --------------------------
                                                  ANNUAL REPORT
                                            --------------------------

                                                 AUGUST 31, 1998



                                              DAILY ASSETS TREASURY
                                                 OBLIGATIONS FUND

                                                   DAILY ASSETS
                                                 GOVERNMENT FUND

                                             DAILY ASSETS GOVERNMENT
                                                 OBLIGATIONS FUND

                                              DAILY ASSETS CASH FUND

                                                   DAILY ASSETS
                                                  MUNICIPAL FUND

                                Table of Contents



A Message to Our Shareholders.........................................   1

An Interview with the Portfolio Manager...............................   2

FINANCIAL STATEMENTS OF FORUM FUNDS

Statements of Assets and Liabilities..................................   3

Statements of Operations..............................................   4

Statements of Changes in Net Assets..................................    5

Financial Highlights..................................................   7

Notes to Financial Statements.........................................   9

Independent Auditors' Report..........................................   13

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Schedules of Investments:

    Treasury Cash Portfolio...........................................   15
    Government Portfolio..............................................   16
    Government Cash Portfolio.........................................   17
    Cash Portfolio....................................................   18
    Municipal Cash Portfolio..........................................   19

Notes to Schedules of Investments.....................................   21

Statements of Assets and Liabilities..................................   22

Statements of Operations..............................................   23

Statements of Changes in Net Assets..................................    24

Notes to Financial Statements.........................................   26

Independent Auditors' Report.........................................    29

--------------------------------------------------------------------------------

                                                                    [FORUM LOGO]
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND
                                                                   ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

In the year since our last annual shareholders' report, combined net assets of the Daily Assets Funds have grown 85% to $233 million--a tremendous performance that was in part achieved by the addition of three new money market funds and by significant expansion of our shareholder relationships.

On June 25, 1998, we launched the Daily Assets Municipal Fund with assets of $21 million. The Fund invests primarily in high-quality state obligations that provide shareholders with income that is exempt from Federal income taxes. With the addition of this Fund, we now offer five different Daily Assets money market funds.

As we announced in the Semi-Annual Report, Daily Assets Treasury Obligations Fund received an AAAm from Standard & Poor's, its highest money market fund rating. In June, the Fund also received Moody's highest money market fund rating of Aaa. In addition to gathering these exceptional dual ratings, the Fund grew from $71 million a year ago to $115 million today.

New investment opportunities for our shareholders and consistently strong performance--these are the goals we met in the last year. Therefore, as of the close of the 1998 fiscal year, we are proud to report the following 7-day and 30-day simple yields for the Institutional Share classes: Daily Assets Government Fund 5.24% and 5.25%, respectively; Daily Assets Treasury Obligations Fund 5.44% and 5.41%, respectively; Daily Assets Government Obligations Fund 5.36% and 5.37%, respectively; Daily Assets Cash Fund 5.46% and 5.46%, respectively; and Daily Assets Municipal Fund 3.06% and 3.06%, respectively. We know it will in no way diminish your pleasure in these results to again be reminded that investment returns for the Funds will fluctuate, and that past performance is no guarantee of future results.

As shareholders, you are aware that much has been taking place within the Daily Assets Funds as well as in the global economy. In the following interview, Core Portfolio manager Tim Fischer offers insight into his investment strategies in a turbulent global marketplace.

I wish to thank you on behalf of Forum Funds management for your continued confidence. We remain strongly committed to superior performance and maintenance of your $1.00 share price through prudent management. As always, we invite you to call us with any questions or comments at (207) 879-0001.

                                                     Sincerely,


                                                     John Y. Keffer
                                                     Chairman

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


                                                                     FORUM FUNDS

--------------------------------------------------------------------------------


AN INTERVIEW WITH ANTHONY R. FISCHER, JR., PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Q.       HOW HAVE THE FUNDS FARED DURING THE LAST TWELVE MONTHS?

A. Yields have been remarkably stable because the Federal Reserve Bank has not changed the Federal Funds rate since the spring of 1997. While there was talk that the Federal Reserve Bank might raise rates because of the strong economy and the very low inflation rate, as well as the turbulence in Asia beginning in August 1997, the Federal Reserve Bank chose to keep rates stable.


Q.       DOES GROWTH IN THE FUNDS PUT DOWNWARD PRESSURE ON YIELDS?

A. Yes, to some extent. As the Funds grow, incoming monies have to be invested at then current yields. Depending on current market sentiment, those yields can be lower than a Fund's average existing yield. This, of course, puts downward pressure on Fund yields.


Q.       HAVE OVERSEAS MARKET CONDITIONS AFFECTED FUND YIELDS DURING THE YEAR?

A. Yes. Uncertainty in foreign markets has created a flight to U.S. Treasury securities, which pushes their yields substantially lower than the Federal Funds rate. Since we purchase U.S. Treasury bills, the result has been a partial reduction in overall Fund yields.


Q. HAS YOUR OVERALL INVESTMENT STRATEGY CHANGED IN RESPONSE TO GLOBAL ECONOMIC CONDITIONS?

A. In direct response to uncertainties in foreign markets, as well as to domestic turbulence, we have, since July 1997, extended the average maturities of Government Cash Portfolio and Cash Portfolio.


Q. WHAT IS YOUR OUTLOOK FOR THE FUNDS OVER THE NEXT YEAR? DO YOU EXPECT INVESTORS TO SEEK A MONEY FUND SAFETY NET IN AN INCREASINGLY "UNFRIENDLY" STOCK AND BOND ENVIRONMENT?

A. Given the turbulence surrounding other forms of investments, we expect the Funds to grow substantially over the next 6 to 12 months. As investors seek the type of safe haven from volatile markets that our Funds provide, we expect to be the beneficiary of substantial growth.


THE OPINIONS EXPRESSED IN THIS INTERVIEW REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH AUGUST 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON THE GOVERNMENT SECURITIES MARKET AND OTHER CONDITIONS. THE COMPOSITION AND HOLDINGS OF THE PORTFOLIOS ARE SUBJECT TO CHANGE.


                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

                                       DAILY ASSETS                         DAILY ASSETS
                                         TREASURY        DAILY ASSETS        GOVERNMENT        DAILY ASSETS       DAILY ASSETS
                                       OBLIGATIONS        GOVERNMENT        OBLIGATIONS            CASH            MUNICIPAL
                                           FUND               FUND              FUND               FUND               FUND
                                     -----------------  ----------------  -----------------  -----------------  -----------------

ASSETS:
    Investments in Portfolios of Core Trust
       (Delaware) at value (Notes 1 & 2)$ 115,515,357      $ 45,753,642       $ 17,836,116       $ 33,778,948       $ 20,834,274
    Organization costs, net of amortization     5,149                 -              6,411                  -                  -
                                     -----------------  ----------------  -----------------  -----------------  -----------------

Total assets                              115,520,506        45,753,642         17,842,527 #       33,778,948         20,834,274
                                     -----------------  ----------------  -----------------  -----------------  -----------------

LIABILITIES:
    Dividends payable                         496,151           158,125             88,594            134,442             39,889
    Payable to administrator (Note 3)               -               533                  -                  -                  -
    Accrued expenses                            4,963            15,045              1,967              3,432              1,079
                                     -----------------  ----------------  -----------------  -----------------  -----------------

Total liabilities                             501,114           173,703             90,561            137,874             40,968
                                     -----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS                              $ 115,019,392      $ 45,579,939       $ 17,751,966       $ 33,641,074       $ 20,793,306
                                     =================  ================  =================  =================  =================

COMPONENTS OF NET ASSETS:
    Paid in capital                       115,016,893        45,579,762         17,752,002         33,641,117         20,793,306
    Undistributed net investment income             -            19,454                  -                  -                  -
    Accumulated net realized gain (loss)        2,499           (19,277)               (36)               (43)                 -
                                     -----------------  ----------------  -----------------  -----------------  -----------------

NET ASSETS                              $ 115,019,392      $ 45,579,939       $ 17,751,966       $ 33,641,074       $ 20,793,306
                                     =================  ================  =================  =================  =================

NET ASSETS BY SHARE CLASS:
    Institutional Shares                $ 110,561,324      $ 36,094,908       $ 15,352,070       $ 28,395,724       $ 20,773,174
    Institutional Service Shares            4,447,942         9,485,031          2,389,770          5,235,224             10,019
    Investor Shares                            10,126                 -             10,126             10,126             10,113

SHARES OF BENEFICIAL INTEREST:
    Institutional Shares                  110,558,887        36,094,975         15,352,100         28,395,816         20,773,174
    Institutional Service Shares            4,447,880         9,484,787          2,389,776          5,235,175             10,019
    Investor Shares                            10,126                 -             10,126             10,126             10,113

NET ASSET VALUE PER SHARE
    (OFFERING AND REDEMPTION
    PRICE PER SHARE)                           $ 1.00            $ 1.00             $ 1.00             $ 1.00             $ 1.00



See Notes to Financial Statements.   3                               FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED AUGUST 31, 1998 (Note 1)
--------------------------------------------------------------------------------

                                        DAILY ASSETS                          DAILY ASSETS
                                          TREASURY         DAILY ASSETS        GOVERNMENT        DAILY ASSETS      DAILY ASSETS
                                         OBLIGATIONS        GOVERNMENT        OBLIGATIONS            CASH            MUNICIPAL
                                             FUND               FUND              FUND               FUND               FUND
                                       ----------------   ----------------  -----------------  -----------------  ----------------
INVESTMENT INCOME ALLOCATED
    FROM PORTFOLIOS OF CORE
    TRUST (DELAWARE):
    Interest income                        $ 2,755,965        $ 2,568,528          $ 463,264        $ 1,054,332         $ 126,858
    Net expenses                               (75,314)           (71,184)            (9,631)           (23,948)           (3,647)
                                       ----------------   ----------------  -----------------  -----------------  ----------------

Net investment income allocated from
    Portfolios of Core Trust (Delaware)
    (Note 2)                                 2,680,651          2,497,344            453,633          1,030,384           123,211
                                       ----------------   ----------------  -----------------  -----------------  ----------------

EXPENSES:
    Management (Note 3)
       Institutional Shares                     24,029              2,864              3,711              3,334             1,934
       Institutional Service Shares                520             25,246                404              7,171                 -
    Transfer agent (Note 3)
       Institutional Shares                     31,381              4,874             10,816              9,362             4,150
       Institutional Service Shares              6,071             68,534              6,869             27,955               842
       Investor Shares                             843                  -                843                843               843
    Shareholder services (Note 3)
       Institutional Service Shares              2,600             78,274              2,018             22,439                 -
    Accounting (Note 3)                         13,323             14,000             14,065             19,000             4,200
    Legal (Note 3)                               8,897             14,332              1,434              6,211               339
    Audit                                        8,619             11,002              7,331              7,499             5,051
    Trustees                                     4,559              4,225              1,306              2,086               997
    Registration                                43,561             23,333             14,770             16,973            14,144
    Reporting                                    9,888             20,089              1,261              5,268               112
    Amortization of organization costs             716                  -                860                  -                 -
    Miscellaneous                                3,008             18,035                394              4,398               201
                                       ----------------   ----------------  -----------------  -----------------  ----------------

Total expenses                                 158,015            284,808             66,082            132,539            32,813
    Expenses reimbursed and
       fees waived (Note 4)                   (130,859)          (152,096)           (57,217)           (88,413)          (31,735)
                                       ----------------   ----------------  -----------------  -----------------  ----------------
Net expenses                                    27,156            132,712              8,865             44,126             1,078
                                       ----------------   ----------------  -----------------  -----------------  ----------------

NET INVESTMENT INCOME                        2,653,495          2,364,632            444,768            986,258           122,133
                                       ----------------   ----------------  -----------------  -----------------  ----------------

NET REALIZED GAIN (LOSS) ON
    INVESTMENTS ALLOCATED
    FROM PORTFOLIOS OF CORE
    TRUST (DELAWARE)                             2,499            (21,087)               (36)               (43)                -
                                       ----------------   ----------------  -----------------  -----------------  ----------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $ 2,655,994        $ 2,343,545          $ 444,732          $ 986,215         $ 122,133
                                       ================   ================  =================  =================  ================



See Notes to Financial Statements.    4                              FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997, THE PERIOD ENDED AUGUST 31, 1997 AND THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------

                                                                           DAILY ASSETS
                                                                            GOVERNMENT
                                                                               FUND
                                                                         -----------------

NET ASSETS - March 31, 1996                                                  $ 43,102,929
--------------------------------------------------------------           -----------------
OPERATIONS:
    Net investment  income  allocated  from  Portfolio of Core Trust  (Delaware)
    1,937,414 Net realized gain (loss) on  investments  allocated from Portfolio of
       Core Trust (Delaware)                                                       (1,082)
                                                                         -----------------
       Net increase in net assets resulting from operations                     1,936,332
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Service Shares                         (1,937,414)
                                                                         -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Service Shares                                93,585,220
    Reinvestment of distributions-Institutional Service Shares                     94,618
    Redemption of shares-Institutional Service Shares                         (92,806,533)
                                                                         -----------------
       Net increase from capital share transactions                               873,305
                                                                         -----------------
       Net increase in net assets                                                 872,223
                                                                         -----------------

                                                                         -----------------
NET ASSETS - March 31, 1997                                                    43,975,152
--------------------------------------------------------------           -----------------
OPERATIONS:
    Net investment  income  allocated  from  Portfolio of Core Trust  (Delaware)
    862,364 Net realized gain on investments allocated from Portfolio of
       Core Trust (Delaware)                                                       15,133
                                                                         -----------------
       Net increase in net assets resulting from operations                       877,497
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Service Shares                           (862,364)
                                                                         -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Service Shares                                35,543,377
    Reinvestment of distributions-Institutional Service Shares                     68,736
    Redemption of shares-Institutional Service Shares                         (35,486,607)
                                                                         -----------------
       Net increase from capital share transactions                               125,506
                                                                         -----------------
       Net increase in net assets                                                 140,639
                                                                         -----------------

NET ASSETS - August 31, 1997 (Note 1)                                          44,115,791
--------------------------------------------------------------           -----------------
OPERATIONS:
    Net investment  income  allocated  from  Portfolio of Core Trust  (Delaware)
    2,364,632 Net realized loss on investments allocated from Portfolio of
       Core Trust (Delaware)                                                      (21,087)
                                                                         -----------------
       Net increase in net assets resulting from operations                     2,343,545
                                                                         -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares                                   (301,047)
    Net investment income-Institutional Service Shares                         (2,063,585)
                                                                         -----------------
       Total distributions to shareholders                                     (2,364,632)
                                                                         -----------------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                                        40,977,001
    Sale of shares-Institutional Service Shares                               152,633,913
    Reinvestment of distributions-Institutional Shares                              1,072
    Reinvestment of distributions-Institutional Service Shares                    210,659
    Redemption of shares-Institutional Shares                                  (4,883,200)
    Redemption of shares-Institutional Service Shares                        (187,454,210)
                                                                         -----------------
       Net increase from capital share transactions                             1,485,235
                                                                         -----------------
       Net increase in net assets                                               1,464,148
                                                                         -----------------

NET ASSETS - August 31, 1998                                                 $ 45,579,939
--------------------------------------------------------------           =================


See Notes to Financial Statements.   5                               FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1997 AND THE PERIOD ENDED AUGUST 31, 1998 (Concluded) (Note 1)
--------------------------------------------------------------------------------

                                                        DAILY ASSETS       DAILY ASSETS
                                                          TREASURY          GOVERNMENT         DAILY ASSETS       DAILY ASSETS
                                                         OBLIGATIONS        OBLIGATIONS            CASH             MUNICIPAL
                                                            FUND               FUND                FUND               FUND
                                                       ----------------   ----------------   -----------------   ----------------

NET ASSETS - August 31, 1996                                       $ -                $ -                 $ -                $ -
---------------------------------------------------    ----------------   ----------------   -----------------   ----------------

OPERATIONS:
    Net investment income allocated from Portfolio of
       Core Trust (Delaware)                                         -                  -             377,014                  -
                                                       ----------------   ----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Service Shares               -                  -            (377,014)                 -
                                                       ----------------   ----------------   -----------------   ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Service Shares                      -                  -          32,622,774                  -
    Reinvestment of distributions-Institutional Service Shares       -                  -              12,391                  -
    Redemption of shares-Institutional Service Shares                -                  -         (20,559,091)                 -
                                                       ----------------   ----------------   -----------------   ----------------
       Net increase from capital share transactions                  -                  -          12,076,074                  -
                                                       ----------------   ----------------   -----------------   ----------------

       Net increase in net assets                                    -                  -          12,076,074                  -
                                                       ----------------   ----------------   -----------------   ----------------

NET ASSETS - August 31, 1997                                         -                  -          12,076,074                  -
---------------------------------------------------    ----------------   ----------------   -----------------   ----------------

OPERATIONS:
    Net investment income allocated from Portfolio of
       Core Trust (Delaware)                                 2,653,495            444,768             986,258            122,133
    Net realized gain (loss) on investments allocated from
       Portfolio of Core Trust (Delaware)                        2,499                (36)                (43)                 -
                                                       ----------------   ----------------   -----------------   ----------------
       Net increase in net assets resulting from operations  2,655,994            444,732             986,215            122,133
                                                       ----------------   ----------------   -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income-Institutional Shares              (2,599,828)          (403,077)           (363,971)          (122,106)
    Net investment income-Institutional Service Shares         (53,641)           (41,665)           (622,260)               (14)
    Net investment income-Investor Shares                          (26)               (26)                (27)               (13)
                                                       ----------------   ----------------   -----------------   ----------------
       Total distributions to shareholders                  (2,653,495)          (444,768)           (986,258)          (122,133)
                                                       ----------------   ----------------   -----------------   ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
    Sale of shares-Institutional Shares                    236,954,772         30,385,904          56,561,878         29,216,681
    Sale of shares-Institutional Service Shares              8,052,682         14,873,215          46,338,416             10,005
    Sale of shares-Investor Shares                              10,100             10,100              10,100             10,100
    Reinvestment of distributions-Institutional Shares               -                  -                   -             34,192
    Reinvestment of distributions-Institutional Service Shares     223              9,382              32,247                 14
    Reinvestment of distributions-Investor Shares                   26                 26                  26                 13
    Redemption of shares-Institutional Shares             (126,395,885)       (15,033,804)        (28,166,064)        (8,477,699)
    Redemption of shares-Institutional Service Shares       (3,605,025)       (12,492,821)        (53,211,560)                 -
    Redemption of shares-Investor Shares                             -                  -                   -                  -
                                                       ----------------   ----------------   -----------------   ----------------
       Net increase from capital share transactions        115,016,893         17,752,002          21,565,043         20,793,306
                                                       ----------------   ----------------   -----------------   ----------------

       Net increase in net assets                          115,019,392         17,751,966          21,565,000         20,793,306
                                                       ----------------   ----------------   -----------------   ----------------

NET ASSETS - August 31, 1998                             $ 115,019,392       $ 17,751,966        $ 33,641,074       $ 20,793,306
---------------------------------------------------    ================   ================   =================   ================



See Notes to Financial Statements.    6                              FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Following is selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                        RATIOS TO AVERAGE                             RATIO TO
                               BEGINNING         DISTRIBUTIONS ENDING       NET ASSETS                                 AVERAGE
                               NET ASSET   NET      FROM NET   NET ASSET -------------------         NET ASSETS AT    NET ASSETS
                               VALUE PER INVESTMENT INVESTMENT VALUE PER            NET              END OF PERIOD   ------------
                                SHARE      INCOME    INCOME    SHARE     NET      INVESTMENT TOTAL   (000'S OMITTED)     GROSS
                                -----      ------    ------    -----    EXPENSE    INCOME    RETURN  ---------------  EXPENSES(A)
                                                                        -------    ------    ------                   -----------

DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.03    (0.03)  $ 1.00    0.20% (c) 5.41% (c)  3.34%    $ 110,561       0.47% (c)

Institutional Service Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.02    (0.02)  $ 1.00    0.45% (c) 5.16% (c)  2.19%     $ 4,448        1.53% (c)

Investor Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.02    (0.02)  $ 1.00    0.78% (c) 5.06% (c)  0.89%        $ 10      727.11% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.01    (0.01)  $ 1.00    0.20% (c) 5.26% (c)  0.89%    $ 36,095        0.69% (c)

Institutional Service Shares
  Year Ended August 31, 1998       $ 1.00      0.05    (0.05)  $ 1.00    0.46%     4.93%      5.04%     $ 9,485        0.91%
  Period Ended August 31, 1997 (d)   1.00      0.02    (0.02)    1.00    0.50% (c) 4.76% (c)  2.01%      44,116        0.95% (c)
  Year Ended March 31, 1997          1.00      0.05    (0.05)    1.00    0.50%     4.70%      4.80%      43,975        0.99%
  Year Ended March 31, 1996          1.00      0.05    (0.05)    1.00    0.50%     5.01%      5.18%      43,103        1.06%
  Year Ended March 31, 1995          1.00      0.04    (0.04)    1.00    0.37%     4.45%      4.45%      36,329        1.10%
  Year Ended March 31, 1994          1.00      0.03    (0.03)    1.00    0.33%     2.82%      2.83%      26,505        1.17%

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Sharess
  Period Ended August 31, 1998 (b) $ 1.00      0.03    (0.03)  $ 1.00    0.20% (c) 5.43% (c)  3.24%     $15,352        0.74% (c)

Institutional Service Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.02    (0.02)  $ 1.00    0.45% (c) 5.16% (c)  2.22%     $ 2,390        2.13% (c)

Investor Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.02    (0.02)  $ 1.00    0.78% (c) 5.06% (c)  0.90%        $ 10      766.21% (c)

(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) Effective June 19, 1997, the Fund changed its year end from March 31 to August 31.


See Notes to Financial Statements.    7                              FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (Concluded)
--------------------------------------------------------------------------------
Following is selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                                                           RATIOS TO AVERAGE
                                                                              NET ASSETS                                RATIO TO
                                                                         ---------------------                          AVERAGE
                               BEGINNING         DISTRIBUTIONS ENDING                                                  NET ASSET
                               NET ASSET   NET       FROM NET  NET ASSETS             NET             NET ASSETS AT    ---------
                              VALUE PER INVESTMENT INVESTMENT VALUE PER   NET       INVESTMENT TOTAL  END OF PERIOD     GROSS
                               SHARE      INCOME     INCOME    SHARE      EXPENSES   INCOME    RETURN (000'S OMITTED)  EXPENSES (A)
                               -----      ------     ------    -----      --------   ------    ------ ---------------  ------------

DAILY ASSETS CASH FUND
Institutional Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.03    (0.03)  $ 1.00    0.20% (c) 5.46% (c)  2.70%    $ 28,396        0.68% (c)

Institutional Service Shares
Year Ended August 31, 1998       $ 1.00      0.05    (0.05)  $ 1.00    0.46%     5.22%      5.34%     $ 5,235        0.90%
  Period Ended August 31, 1997       1.00      0.05    (0.05)    1.00    0.52% (c) 5.06% (c)  4.70%      12,076        1.22% (c)

Investor Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.02    (0.02)  $ 1.00    0.78% (c) 5.25% (c)  5.91%        $ 10      709.02% (c)

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.01    (0.01)  $ 1.00    0.12% (c) 3.16% (c)  0.59%    $ 20,773        1.26% (c)

Institutional Service Shares
  Period Ended August 31, 1998 (b) $ 1.00         -        -   $ 1.00    0.59% (c) 2.76% (c) 0.20%         $ 10      721.84% (c)

Investor Shares
  Period Ended August 31, 1998 (b) $ 1.00      0.01    (0.01)  $ 1.00    0.78% (c) 2.53% (c)  0.06%        $ 10      749.20% (c)




(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.




See Notes to Financial Statements.    8                              FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (each a "Fund" and collectively "the Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998
         Daily Assets Municipal Fund (Institutional Shares)                                  June 25, 1998
         Daily Assets Municipal Fund (Institutional Service Shares)                         August 6, 1998
         Daily Assets Municipal Fund (Investor Shares)                                      August 6, 1998

Effective May 25, 1998, Daily Assets Government Fund changed its name to Daily Assets Government Obligations Fund. As of the same date, Daily Assets Treasury Fund changed its investment objective and was renamed Daily Assets Government Fund.

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust"), a registered open-end, management investment company, that has the same investment objective and substantially similar policies as the Fund. Accordingly, each portfolio of Core Trust (each a "Portfolio", and collectively the "Portfolios") directly acquires securities and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report. As of August 31, 1998, Daily Assets Government Fund owned 97.8% of the interests of Government Portfolio; the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 43.6%; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 2.5%; the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 5.6%; and Daily Assets Municipal Fund owned substantially all the interests of Municipal Cash Portfolio.




                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (Continued)
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to qualify or continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 1998, Daily Assets Government Fund had a capital loss carryover, in the amount of $17,394, available to offset future capital gains. This carryover is due to expire in the year 2006.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998, Linden Asset Management, Inc. ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized into a new company, Forum Advisors. A Fund may withdraw its investment from its Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.




                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (Continued)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES (concluded)

ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS. For the fiscal year ended August 31, 1998, the amounts charged to Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund were $909, $234, $46, and $255, respectively.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively. In addition, FSS is paid $12,000 per Fund and certain account charges.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Services Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - FFSI, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc, acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays FFSI a distribution fee at an annual rate of 0.15% of the average daily net assets of Investor Shares of each Fund. FFSI may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFSI as compensation for FFSI's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its services, FAcS receives from each Fund an annual fee of $12,000.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS and FAcS have voluntarily waived a portion of their fees, and FAdS has assumed certain expenses of the Funds. For the fiscal year ended August 31, 1998, fees waived and expenses reimbursed were as follows:

                                          Administration    Transfer    Shareholder     Accounting    Reimbursed
                                              Fee          Agent Fee    Service Fee        Fee          Expenses         Total
                                          --------------  -----------   -----------     ----------    ----------         -----
Daily Assets Treasury Obligations Fund
       Institutional Service Shares        $       520    $     6,069   $     2,600      $     310    $    1,480       $   10,979
       Institutional Shares                     24,029         31,036             -         13,013        48,068          116,146
       Investor Shares                               -            843             -              -         2,891            3,734
Daily Assets Government Fund
       Institutional Service Shares                  -         53,276        78,274            624             -          132,174
       Institutional Shares                      2,864          4,853             -          3,376         8,829           19,922
Daily Assets Government Obligations Fund
       Institutional Service Share                 404          6,866         2,018          1,162         3,088           13,538
       Institutional Shares                      3,711         10,762             -         12,902        12,369           39,744
       Investor Shares                               -            843             -              -         3,092            3,935



                                       11                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (Concluded)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES (concluded)

                                        Administration    Transfer        Shareholder     Accounting   Reimbursed
                                            Fee          Agent Fee        Service Fee        Fee        Expenses           Total
                                        --------------   ---------        -----------     ----------   -----------         -----
Daily Assets Cash Fund
       Institutional Service Shares              7,171      15,294             22,439          6,199         1,321         52,424
       Institutional Shares                      3,334       9,311                  -          6,800        12,903         32,348
       Investor Shares                               -         843                  -              -         2,798          3,641
Daily Assets Municipal Fund
       Institutional Service Shares                  -         842                  -              -         2,812          3,654
       Institutional Shares                      1,934       4,126                  -          4,198        13,980         24,238
       Investor Shares                               -         843                  -              -         3,000          3,843

NOTE 5.  SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

The following matter was submitted to a vote of shareholders of Daily Assets Cash Fund at a special meeting of shareholders held December 12, 1997 to authorize the Trust, on behalf of that Fund, to vote at a meeting of the interestholders of Core Trust (Delaware) to approve a new Investment Advisory Agreement between Core Trust (Delaware) and Forum Advisors with respect to Cash Portfolio. Votes were cast as follows: 9,395,473 For; 0 Against; 15,629 Abstained.

NOTE 6.  FEDERAL INCOME TAX STATUS OF DIVIDENDS (Unaudited)

100% of the dividends distributed by the Daily Assets Municipal Fund for the year ended August 31, 1998, are exempt from federal income tax, other than alternative minimum tax.






                                       12                            FORUM FUNDS

--------------------------------------------------------------------------------


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders
Forum Funds


We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund (formerly Daily Assets Treasury Fund), Daily Assets Government Obligations Fund (formerly Daily Assets Government Fund), Daily Assets Cash Fund and Daily Assets Municipal Fund, five series of Forum Funds (the Funds), as of August 31, 1998, and the related statements of operations for the year then ended for Daily Assets Government Fund and Daily Assets Cash Fund, the period from January 22, 1998 (commencement of operations) to August 31, 1998 for Daily Assets Treasury Obligations Fund, the period from January 30, 1998 (commencement of operations) to August 31, 1998 for Daily Assets Government Obligations Fund, and the period from June 25, 1998 (commencement of operations) to August 31, 1998 for Municipal Cash Fund, and the statements of changes in net assets for the year then ended and the period from April 1, 1997 to August 31, 1997 for Daily Assets Government Fund, the period from January 22, 1998 to August 31, 1998 for Daily Assets Treasury Obligations Fund, the period from January 30, 1998 to August 31, 1998 for Daily Assets Government Obligations Fund, the year then ended and the period from October 1, 1996 to August 31, 1997 for Daily Assets Cash Fund and the period from June 25, 1998 to August 31, 1998 for Daily Assets Municipal Fund and the financial highlights for the year then ended and the period from April 1, 1997 to August 31, 1997 for Daily Assets Government Fund, the period from January 22, 1998 to August 31, 1998 for Daily Assets Treasury Obligations Fund, the period from January 30, 1998 to August 31, 1998 for Daily Assets Government Obligations Fund, the year then ended and the period from October 1, 1996 to August 31, 1997 for Daily Assets Cash Fund and the period from June 25, 1998 to August 31, 1998 for Daily Assets Municipal Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 1997 and the financial highlights for each of the years in the four-year period ended March 31, 1997 for Daily Assets Government Fund, were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund of Forum Funds as of August 31, 1998, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.


                              KPMG Peat Marwick LLP


Boston, Massachusetts
October 6, 1998





                                       13                            FORUM FUNDS

                             TREASURY CASH PORTFOLIO
                              GOVERNMENT PORTFOLIO
                            GOVERNMENT CASH PORTFOLIO
                                 CASH PORTFOLIO
                            MUNICIPAL CASH PORTFOLIO



                                  ANNUAL REPORT

                                 AUGUST 31, 1998

--------------------------------------------------------------------------------
TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                           VALUE
--------------  -------------------------------            -------------

U.S. TREASURY BILLS (A) (69.6%)
 $ 20,000,000   5.04%, 10/22/98                             $ 19,857,342
   15,000,000   5.09%, 12/24/98                               14,758,462
  150,000,000   5.43%, 9/15/98                               149,683,250
                                                           -------------
Total U.S Treasury Bills                                     184,299,054
                                                           -------------

REPURCHASE AGREEMENTS (30.4%)
     40,570,000 Bank of America, 5.78%, 9/1/98,
                   to be repurchased at $40,576,514;
                   Collateralized by $40,200,000 U.S.
                   Treasury Notes, 6.25%, 3/31/99             40,570,000


     40,000,000    Donaldson,  Lufkin & Jenrette
                   Securities Corp., 5.80%, 9/1/98
                   to be repurchased at $40,006,444;
                   Collateralized by $49,737,000 U.S.
                   Treasury  Strips  I/O,  4.87%,
                   11/15/09; $36,950,000 U.S. Treasury
                   Strips, I/O 5.37%, 2/15/17


                                                              40,000,000
                                                           -------------
Total Repurchase Agreements                                   80,570,000
                                                           -------------

Total Investments (B) (100.0%)                              $264,869,054
                                                           =============


(A)  Annualized yields at time of purchase.
(B)  Tax cost of investments is $264,869,054.






See Notes to Financial Statements and
Notes to Schedules of Investments.    15                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                VALUE
--------------  -------------------------------  ------------

U.S. GOVERNMENT SECURITIES (96.8%)

FEDERAL HOME LOAN BANK-
DISCOUNT NOTES (A) (30.1%)
  $ 1,000,000   5.48%, 9/2/98                      $ 999,851
    3,500,000   5.49%, 9/8/98                      3,496,325
    2,000,000   5.48%, 9/10/98                     1,997,310
    7,500,000   5.49%, 10/1/98                     7,466,376
                                                 ------------
Total Federal Home Loan Bank-Discount Notes       13,959,862
                                                 ------------

FEDERAL FARM CREDIT BUREAU-
DISCOUNT NOTES (A) (32.2%)
    2,500,000   5.51%, 9/16/98                     2,494,365
    9,000,000   5.51%, 9/18/98                     8,977,008
    3,500,000   5.50%, 9/21/98                     3,489,500
                                                 ------------
                                                 ------------
Total Federal Farm Credit Bureau-Discount Notes   14,960,873
                                                 ------------

STUDENT LOAN MARKETING ASSOCIATION (B) (34.5%)
   16,000,000   5.45%, 10/15/98                   16,000,000
                                                 ------------

Total U.S. Government Securities                  44,920,735
                                                 ------------

OTHER HOLDINGS (3.2%)
    1,507,597   Federated U.S. Treasury Cash
                   Reserve, 5.11%                  1,507,597
                                                 ------------

Total Investments (C) (100.0%)                   $ 46,428,332
                                                 ============



(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1998.
(C)  Tax cost of investments is $46,428,348.





See Notes to Financial Statements and
Notes to Schedules of Investments.   16                    CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

    FACE                   SECURITY                                    FACE                  SECURITY
   AMOUNT                DESCRIPTION                VALUE             AMOUNT               DESCRIPTION
--------------  -------------------------------  -------------     -------------  -------------------------------

U.S. GOVERNMENT SECURITIES (83.3%)                                 SMALL BUSINESS ADMINISTRATION (CONCLUDED)

FEDERAL FARM CREDIT BANK (B) (2.5%)                                 $ 1,739,665   Pool #503472, 6.25%, 8/25/21
  $18,000,000   5.30%, 4/1/99                    $ 18,000,000         1,067,337   Pool #503553, 6.13%, 11/25/21
                                                 -------------
                                                                      5,037,804   Pool #503671, 6.13%, 3/25/22
FEDERAL HOME LOAN BANK-                                               1,873,064   POOL #503754, 6.13%, 5/25/22
   DISCOUNT NOTES (A) (14.4%)                                         1,194,471   Pool #503780, 6.13%, 3/25/22
   35,000,000   5.40%, 11/4/98                     34,664,000         5,153,881   Pool #503882, 6.00%, 9/25/22
   20,000,000   5.33%, 2/1/99                      19,546,950         4,359,648   Pool #503892, 6.13%, 7/25/22
   20,000,000   5.32%, 2/3/99                      19,542,321         5,794,480   Pool #503909, 6.00%, 10/25/22
   30,000,000   5.33%, 2/12/99                     29,272,250         2,973,358   Pool #504015, 6.00%, 1/25/23
                                                 -------------
                                                 -------------
Total Federal Home Loan Bank-Discount Notes       103,025,521         5,254,135   Pool #504062, 6.00%, 2/25/23
                                                 -------------
                                                                      5,327,203   Pool #504074, 6.00%, 2/25/23
FEDERAL NATIONAL MORTGAGE ASSOCIATION-                                3,538,056   POOL #504203, 6.13%, 7/25/13
   DISCOUNT NOTES (A) (50.9%)                                      Total Small Business Administration
   50,000,000   5.42%, 9/10/98                     49,932,250
   35,318,000   5.41%, 10/1/98                     35,158,775      STUDENT LOAN MARKETING ASSOCIATION (0.7%)
   35,000,000   5.58%, 10/16/98                    34,763,750         5,000,000   5.26%, 1/13/99
   50,000,000   5.44%, 10/20/98                    49,629,777
   50,000,000   5.36%, 11/23/98                    49,382,111      Total U.S. Government Securities
   28,058,000   5.36%, 1/4/99                      27,535,810
   50,000,000   5.35%, 2/8/99                      48,811,112      REPURCHASE AGREEMENTS (16.7%)
   40,000,000   5.54%, 2/22/99                     38,971,467        59,500,000   Bankers Trust Co., 5.80%, 9/1/98,
   30,000,000   5.55%, 2/22/99                     29,227,875                        to be repurchased at $59,509,586;
                                                 -------------
Total Federal National Mortgage Association-                                         Collateralized by $52,102,000 U.S.
   Discount Notes                                 363,412,927                        Treasury Bonds, 6.50%, 11/15/26
                                                 -------------
                                                                     60,000,000   Bear, Stearns & Co., Inc., 5.78%,
FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.5%)                                         9/1/98, to be repurchased at
   25,000,000   5.45%, 3/16/99                     25,000,000                        $60,009,633; Collateralized by
                                                 -------------
                                                                                     $19,380,000 U.S. Treasury Notes,
SMALL BUSINESS ADMINISTRATION (B) (11.3%)                                            6.13%, 12/31/01; $25,300,000 U.S.
      308,114   Pool #500545, 8.38%, 3/25/03          308,114                        Treasury Bonds, 10.63%, 8/15/15
      315,984   Pool #500746, 7.75%, 11/25/01         315,984
      916,751   Pool #501077, 7.00%, 11/25/14         923,821      Total Repurchase Agreements
    2,465,304   Pool #501308, 7.00%, 10/25/15       2,518,496
    2,811,122   Pool #501543, 6.88%, 7/25/16        2,822,268      Total Investments (C) (100.0%)
      424,567   Pool #501628, 8.38%, 9/25/04          424,567
    1,187,786   Pool #501690, 6.63%, 12/25/16       1,197,107      (A) Annualized yields at time of purchase.
    1,927,861   Pool #501898, 6.75%, 7/25/17        1,936,198      (B) Certain securities are deemed to have a maturity remaining
    5,581,658   Pool #502150, 6.50%, 2/25/18        5,664,269          until the next readjustment of the interest rate, the demand
      305,607   Pool #502161, 6.50%, 2/25/18          306,264          period or a combination of the longer of the demand period or
    2,752,875   Pool #502208, 6.50%, 2/25/18        2,797,075          readjustment.  The interest rates shown reflect the rate in
    1,620,060   Pool #502306, 6.50%, 2/25/18        1,644,270          effect on August 31, 1998.
    1,977,575   Pool #502613, 6.50%, 4/25/19        1,977,575      (C) Tax cost of investments is $714,527,744.
    1,092,686   Pool #503058, 6.38%, 7/25/15        1,092,686
    1,706,555   Pool #503082, 6.38%, 8/25/20        1,706,555
    1,580,958   Pool #503120, 6.38%, 11/25/20       1,580,958
      461,643   Pool #503121, 6.38%, 8/25/15          461,643
    2,696,003   Pool #503232, 6.13%, 12/25/15       2,696,003
      950,552   Pool #503278, 6.13%, 2/25/21          950,518
    2,900,520   Pool #503431, 6.25%, 7/25/21        2,902,187
    3,035,608   Pool #503461, 6.25%, 9/25/21        3,037,480

See Notes to Financial Statements
and Notes to Schedules of Investment. 17                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

    FACE                   SECURITY                                   FACE                  SECURITY
   AMOUNT                DESCRIPTION                VALUE            AMOUNT               DESCRIPTION                 VALUE
--------------  -------------------------------  ------------      ------------  -------------------------------  --------------

U.S. GOVERNMENT SECURITIES (8.7%)                                  COMMERCIAL PAPER (CONCLUDED)

FEDERAL HOME LOAN BANK-                                            $ 10,000,000  International Lease Finance Corp.,
   DISCOUNT NOTES (A) (3.2%)                                                        5.56%, 10/14/98                 $ 9,934,545
 $ 20,000,000   5.32%, 2/3/99                    $ 19,542,321       15,000,000   Merrill Lynch & Co., Inc.,
                                                 ------------                       5.51%, 10/9/98                   14,912,758
                                                                    10,000,000   Merrill Lynch & Co., Inc., 5.50%,
SMALL BUSINESS ADMINISTRATION (B) (5.5%)                                            10/30/98                          9,909,862
      267,344   Pool #500536, 7.50%, 5/25/13         271,172        14,000,000   Monsanto Co., 5.49%, 10/8/98        13,921,005
      510,939   Pool #500730, 8.38%, 2/25/04         518,751        11,000,000   Monsanto Co., 5.48%, 12/8/98        10,835,905
    1,039,579   Pool #501733, 6.50%, 2/25/17       1,059,150         5,000,000   Monsanto Co., 5.47%, 1/28/99         4,886,802
    1,075,499   Pool #501989, 6.63%, 10/25/12      1,081,013        25,000,000   Prudential Funding Corp., 5.47%,
      289,483   Pool #502914, 6.50%, 3/25/15         289,765                        1/21/99                          24,460,597
    1,846,572   Pool #503121, 6.38%, 9/25/15       1,846,572        25,000,000   Salomon Smith Barney Holdings,
    4,645,734   Pool #503429, 6.25%, 6/25/16       4,645,734                        5.51%, 10/15/98                  24,831,638
      758,902   Pool #503461, 6.25%, 9/25/21         759,377        28,000,000   Transamerica Financial Corp., 5.47%,
    3,932,381   Pool #503553, 6.13%, 11/25/21      3,921,933                        12/15/98                         27,553,283
    2,809,596   Pool #503754, 6.13%, 5/25/22       2,809,596         2,000,000   Transamerica Financial Corp., 5.47%,
    4,925,248   Pool #503882, 6.00%, 9/25/22       4,919,307                        1/26/99                           1,955,330
                                                                                                                  --------------
                                                                                                                  --------------
    5,454,681   Pool #503912, 6.00%, 10/25/22      5,451,390       Total Commercial Paper                           335,991,351
                                                                                                                  --------------
    5,680,350   Pool #504015, 6.00%, 1/25/23       5,678,613
                                                 ------------
                                                 ------------
Total Small Business Administration               33,252,373       CORPORATE NOTES (B) (4.1%)
                                                 ------------
                                                                    15,000,000   Bear, Stearns & Co., Inc., 5.64% V/R,
Total U.S. Government Securities                  52,794,694                        1/6/99                           15,000,000
                                                 ------------
                                                                    10,000,000   Bear, Stearns & Co., Inc., 5.63% V/R,
BANKERS ACCEPTANCES (A) (2.9%)                                                      4/6/99                           10,000,000
                                                                                                                  --------------
                                                                                                                  --------------
   11,000,000   Bank of America, 5.53%, 2/16/99   10,723,828       Total Corporate Notes                             25,000,000
                                                                                                                  --------------
    7,000,000   Bank of America, 5.53%, 2/17/99    6,823,207
                                                 ------------
                                                 ------------
Total Bankers Acceptances                         17,547,035       REPURCHASE AGREEMENTS (28.2%)
                                                 ------------
                                                                    85,650,000   Bankers Trust New York Corp.,
CERTIFICATES  OF  DEPOSITS  (B)  (0.7%)                                          5.80%,  9/1/98,  to be  repurchased  at
    4,000,000 Bankers Trust New York Co.,                                        $85,663,799; Collateralized by U.S.
                   5.64%, 9/11/98                  3,999,988                     Treasury Bonds, 11.75%, 11/15/14;
                                                 ------------                    $75,000,000 U.S. Treasury Bonds,
                                                                                 6.50%, 11/15/26                     85,650,000
COMMERCIAL PAPER (A) (55.4%)
   25,000,000   American Express Credit Corp.,                      85,000,000   Bear, Stearns & Co., Inc., 5.78%, 9/1/98,
                   5.48%, 9/16/98                 24,942,917                     to be repurchased at $85,013,647;
   25,000,000   Associates Corp. of North America,                               Collateralized by $6,035,000 U.S.
                   5.48%, 9/16/98                 24,942,917                     Treasury Notes, 6.13%, 12/31/01;
   25,000,000   CIT Group Holdings, Inc., 5.49%,                                 $50,000,000 U.S. Treasury Bonds,
                   9/30/98                        24,889,438                     10.63%, 8/15/15                     85,000,000
                                                                                                                  --------------
   25,000,000   Caterpillar Financial Services Corp.,
                   5.57%, 2/22/99                 24,345,085       Total Repurchase Agreements                      170,650,000
                                                                                                                  --------------
   28,000,000   Ford Motor Credit Co., 5.47%,
                    2/8/99                        27,319,290       Total Investments (C) (100.0%)                  $605,983,068
    7,000,000   General Electric Capital Corp., 5.50%,                                                            ==============
                   9/14/98                         6,986,097
   20,000,000   General Electric Capital Corp., 5.47%,             (A) Annualized yields at time of purchase.
                   1/20/99                        19,571,518       (B) Certain securities are deemed to have a maturity remaining
   25,000,000   General Motors Acceptance Corp.,                       until  the next readjustment of the interest rate, the demand
                   5.50%, 10/5/98                 24,870,139           period or a combination of the longer of the demand period or
   15,000,000   International Lease Finance Corp.,                     readjustment.  The interest rates shown reflect the rate in
                   5.49%, 10/5/98                 14,922,225           effect  on August 31, 1998.
                                                                   (C) Tax cost of investments is $605,984,702.


See Notes to Financial Statements and
Notes to Schedules of Investments.     18                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
MUNICIPAL CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

    FACE                   SECURITY                                    FACE                 SECURITY
   AMOUNT                DESCRIPTION                VALUE             AMOUNT               DESCRIPTION               VALUE
--------------  -------------------------------  ------------      -------------  ------------------------------  -------------

MUNICIPAL SECURITIES (98.0%) (A)                                   MUNICIPAL SECURITIES (CONTINUED)

ALABAMA (4.8%)                                                     NEVADA (4.8%)
  $ 1,000,000   Columbia, AL, IDA, Alabama                          $ 1,000,000   Clark County, NV, Airport RV, MBIA
                   Power Company, PCR RV                                             insured, 3.15% V/R, 7/1/12       $ 1,000,000
                                                                                                                     -------------
                   Series D, 3.30% V/R, 10/1/22     $ 1,000,000
                                                    ------------
                                                                   NEW JERSEY (14.7%)
ARIZONA (4.8%)                                                        1,000,000   New Jersey EDA, Water Facilities RV,
    1,000,000   Arizona Health Facilities Authority                                  Elizabethtown Water Co. Project,
                   RV, Pooled Loan Programs,                                         Series B, AMBAC insured, 3.05%
                   FGIC insured, 3.30% V/R, 10/1/15    1,000,000                         V/R, 6/1/27                    1,000,000
                                                    ------------
                                                                      1,000,000   New Jersey State Highway Authority
CALIFORNIA (4.8%)                                                                    Garden State Parkway, GO, Series
    1,000,000   Los Angeles, CA, Tax & Revenue                                       Parkway, 7.25%, 1/1/16          1,031,782
                   Anticipation Notes, 4,00%, 6/30/99  1,003,826      1,000,000   New Jersey State Turnpike Authority,
                                                    ------------
                                                                                     Turnpike RV, Series D, FGIC
CONNECTICUT (4.8%)                                                                   insured, 2.90% V/R, 1/1/18         1,000,000
                                                                                                                     -------------
    1,000,000   Connecticut Health & Education                                                                          3,031,782
                                                                                                                     -------------
                   Facilities Authority, Yale University,
                   Series T, 3.20% V/R, 7/1/29         1,000,000       NEW YORK (9.6%)
                                                    ------------
                                                                      1,000,000   Long Island Power Authority, NY,
FLORIDA (9.6%)                                                                       Electric System RV, Series 6, 3.30%
    1,000,000   Alachua County, FL, Health Facilities                                V/R, 5/1/33                        1,000,000
                   Authority, Health Facilities RV,                   1,000,000   New York, NY, IDA RV, Field Hotel
                   Shands Teaching Hospital, Series                                  Association, JFK Project, 2.90%
                   B, 3.22% V/R, 12/1/26               1,000,000                         V/R, 12/1/15                   1,000,000
                                                                                                                     -------------
    1,000,000   Tampa, FL, Occupational License                                                                         2,000,000
                                                                                                                     -------------
                   Tax RV, Series A, FGIC-SPI
                   insured, 3.22%, 10/1/18             1,000,000       NORTH CAROLINA (8.8%)
                                                    ------------
                                                       2,000,000      1,000,000   Charlotte, NC, Airport RV, Series A,
                                                    ------------
                                                                                     MBIA insured, 3.25% V/R, 7/1/17    1,000,000
GEORGIA (4.8%)                                                          800,000   Winston-Salem, NC, Water & Sewer
    1,000,000   Burke County, GA, Development                                        Systems RV, 3.20% V/R, 6/1/14        800,000
                                                                                                                     -------------
                   Authority, Pollution Control RV,                                                                     1,800,000
                                                                                                                     -------------
                   Ogelthorpe Power Corporation,
                   3.15%  V/R, 1/1/16              1,000,000       PENNSYLVANIA (4.8%)
                                                 ------------
                                                                      1,000,000   Pennsylvania State HEHFA, Health
ILLINOIS (4.8%)                                                                      Services RV, University of
    1,000,000   Illinois HFA RV, Advocate Health                                     Pennsylvania, 3.40% V/R, 1/1/24    1,000,000
                                                                                                                     -------------
                   Care, 3.25% V/R, 8/15/22        1,000,000
                                                 ------------
                                  Texas (7.3%)
KENTUCKY (4.8%)                                                         500,000   State of Texas, HEFA RV, Higher
    1,000,000   Kentucky EDA, Hospital Facilities                                    Education Authority, 3.30% V/R,
                   RV, Health Alliance Project, Series                               12/1/27                              500,000
                   C, MBIA insured, 3.30% V/R, 1/1/22  1,000,000      1,000,000   State of Texas, GO Bonds, Veterans
                                                 ------------
                                                                                     Housing Assistance Fund, Series
                                                                                     I, 3.15% V/R, 12/1/16              1,000,000
                                                                                                                     -------------
                                                                                                                        1,500,000
                                                                                                                     -------------

See Notes to Financial Statements and
Notes to Schedules of Investments.    19                   CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
MUNICIPAL CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1998 (Concluded)
--------------------------------------------------------------------------------

    FACE                   SECURITY
   AMOUNT                DESCRIPTION                VALUE
--------------  -------------------------------  ------------

MUNICIPAL SECURITIES (CONCLUDED)

WASHINGTON (4.8%)
    1,000,000   Washington State, GO Bonds, Series
                   VR 96B, 3.40% V/R, 6/1/20       1,000,000
                                                 ------------

Total Municipal Securities                        20,335,608
                                                 ------------

OTHER HOLDINGS (2.0%)
      404,000   Federated Municipal Obligations
                   Fund - Institutional Shares, 3.40%404,000
                                                 ------------

Total Investments (B) (100.0%)                   $ 20,739,608
                                                 ============



(A) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1998.
(B)  Tax cost of investments is $20,739,608.



See Notes to Financial Statements and
Notes to Schedules of Investments.   20                    CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC          American Municipal Bond Assurance Corporation
EDA            Economic Development Authority
FFCB           Federal Farm Credit Bureau
FGIC           Financial Guaranty Insurance Company
FGIC-SPI       Financial Guaranty Insurance Company-Securities Purchase, Inc.
FHLB           Federal Home Loan Bank
GO             General Obligation
HEFA           Higher Education Facilities Authority
HEHFA          Higher Education & Health Facilities Authority
HFA            Housing Finance Authority
IDA            Industrial Development Authority
MBIA           Municipal Bond Insurance Association
MFHR           Multi-Family Housing Revenue
PCR            Pollution Control Revenue
RV             Revenue Bonds
SLMA           Student Loan Marketing Association
V/R            Variable Rate




See Notes to Financial Statements. 21                      CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1998
--------------------------------------------------------------------------------

                                          TREASURY                            GOVERNMENT                            MUNICIPAL
                                            CASH            GOVERNMENT           CASH               CASH               CASH
                                          PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                       ----------------  -----------------  ----------------   ----------------  -----------------

ASSETS:
    Investments: (Note 2)
       Securities                        $ 184,299,054       $ 46,428,332     $ 595,026,188      $ 435,333,068       $ 20,739,608
       Repurchase agreements at cost        80,570,000                  -       119,500,000        170,650,000                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

    Total investments at value             264,869,054         46,428,332       714,526,188        605,983,068         20,739,608

    Cash                                        18,156                  -            12,272             17,591              1,659
    Interest and other receivables              12,958            340,000         2,688,859          1,413,946             95,284
    Organization costs, net of
       amortization (Note 2)                       479                  -             8,779              2,374                  -
                                       ----------------  -----------------  ----------------   ----------------  -----------------

Total assets                               264,900,647         46,768,332       717,236,098        607,416,979         20,836,551
                                       ----------------  -----------------  ----------------   ----------------  -----------------

LIABILITIES:
    Payable to adviser (Note 3)                  7,678              1,844            24,524             18,592                881
    Payable to administrator (Note 3)           30,255                  -            34,722             26,323                  -
    Accrued expenses and other liabilities      17,767              3,502            52,495             31,220              1,196
                                       ----------------  -----------------  ----------------   ----------------  -----------------

Total liabilities                               55,700              5,346           111,741             76,135              2,077
                                       ----------------  -----------------  ----------------   ----------------  -----------------

NET ASSETS                               $ 264,844,947       $ 46,762,986     $ 717,124,357      $ 607,340,844       $ 20,834,474
                                       ================  =================  ================   ================  =================

COMPONENTS OF NET ASSETS:
    Interestholders capital                264,844,947         46,762,986       717,124,357        607,340,844         20,834,474
                                       ----------------  -----------------  ----------------   ----------------  -----------------

NET ASSETS                               $ 264,844,947       $ 46,762,986     $ 717,124,357      $ 607,340,844       $ 20,834,474
                                       ================  =================  ================   ================  =================




See Notes to Financial Statements.  22                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED AUGUST 31, 1998 (Note 1)
--------------------------------------------------------------------------------

                                           TREASURY                            GOVERNMENT                           MUNICIPAL
                                             CASH           GOVERNMENT            CASH              CASH               CASH
                                          PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                       -----------------  ----------------  -----------------  ----------------   ---------------

INVESTMENT INCOME:
    Interest income                         $ 8,226,210       $ 2,577,969       $ 35,902,478      $ 24,178,266         $ 126,858
                                       -----------------  ----------------  -----------------  ----------------   ---------------

EXPENSES:
    Investment advisory (Note 3)                 55,735            23,813            238,860           158,716             1,937
    Administration (Note 3)                      74,964            28,796            317,754           212,800             1,937
    Custody                                      37,482            14,176            158,877           106,400               969
    Accounting (Note 3)                          48,000            48,000             48,000            48,000             8,800
    Legal (Note 3)                                3,826             2,943              4,848             4,551                 5
    Audit                                         9,522            15,000             22,255            17,758             9,500
    Trustees                                        565             1,290              2,723             1,615               318
    Rating fees                                  22,000                 -                  -                 -                 -
    Amortization of organization costs              239                 -              4,390             1,187                 -
    Miscellaneous                                 2,259             4,169              6,661             5,331                23
                                       -----------------  ----------------  -----------------  ----------------   ---------------

Total expenses                                  254,592           138,187            804,368           556,358            23,489
    Expenses reimbursed and fees
       waived (Note 4)                          (29,678)          (66,742)                 -                 -           (19,842)
                                       -----------------  ----------------  -----------------  ----------------   ---------------
Net expenses                                    224,914            71,445            804,368           556,358             3,647
                                       -----------------  ----------------  -----------------  ----------------   ---------------

NET INVESTMENT INCOME                         8,001,296         2,506,524         35,098,110        23,621,908           123,211
                                       -----------------  ----------------  -----------------  ----------------   ---------------

NET REALIZED GAIN (LOSS) ON
    INVESTMENTS                                   9,432           (21,088)           (43,555)              853                 -
                                       -----------------  ----------------  -----------------  ----------------   ---------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS               $ 8,010,728       $ 2,485,436       $ 35,054,555      $ 23,622,761         $ 123,211
                                       =================  ================  =================  ================   ===============




See Notes to Financial Statements.  23                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997, THE PERIOD ENDED AUGUST 31, 1997 AND THE YEAR ENDED AUGUST 31, 1998
--------------------------------------------------------------------------------



                                                                            GOVERNMENT
                                                                            PORTFOLIO
                                                                         -----------------

NET ASSETS - March 31, 1996                                                  $ 43,296,823
--------------------------------------------------------------           -----------------

OPERATIONS:
    Net investment income                                                       2,081,727
    Net realized loss on investments sold                                          (1,082)
                                                                         -----------------
       Net increase in net assets resulting from operations                     2,080,645
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                              54,385,867
    Withdrawals                                                               (55,579,050)
                                                                         -----------------
       Net transactions in investors' beneficial interests                     (1,193,183)
                                                                         -----------------

       Net increase in net assets                                                 887,462
                                                                         -----------------

NET ASSETS - March 31, 1997                                                  $ 44,184,285
--------------------------------------------------------------           -----------------

OPERATIONS:
    Net investment income                                                         925,794
    Net realized gain on investments sold                                          15,133
                                                                         -----------------
       Net increase in net assets resulting from operations                       940,927
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                              22,743,917
    Withdrawals                                                               (23,547,717)
                                                                         -----------------
       Net transactions in investors' beneficial interests                       (803,800)
                                                                         -----------------

       Net increase in net assets                                                 137,127
                                                                         -----------------

NET ASSETS - August 31, 1997 (Note 1)                                        $ 44,321,412
--------------------------------------------------------------           -----------------

OPERATIONS:
    Net investment income                                                       2,506,524
    Net realized loss on investments sold                                         (21,088)
                                                                         -----------------
       Net increase in net assets resulting from operations                     2,485,436
                                                                         -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                                             145,773,098
    Withdrawals                                                              (145,816,960)
                                                                         -----------------
       Net transactions in investors' beneficial interests                        (43,862)
                                                                         -----------------

       Net increase in net assets                                               2,441,574
                                                                         -----------------

NET ASSETS - August 31, 1998                                                 $ 46,762,986
--------------------------------------------------------------           =================



See Notes to Financial Statements.  24                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1997 AND 1998 (Concluded) (Note 1)
--------------------------------------------------------------------------------


                                                             TREASURY         GOVERNMENT                            MUNICIPAL
                                                               CASH              CASH               CASH               CASH
                                                            PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                         -----------------  ----------------  -----------------  -----------------

NET ASSETS - August 31, 1996                                 $ 83,471,666     $ 508,099,794      $ 126,282,923                $ -
-----------------------------------------------------    -----------------  ----------------  -----------------  -----------------

OPERATIONS:
    Net investment income                                       2,525,129        27,216,340         10,105,993                  -
    Net realized gain (loss) on investments sold                    2,441           (27,824)            (8,648)                 -
                                                         -----------------  ----------------  -----------------  -----------------
       Net increase in net assets resulting from operations     2,527,570        27,188,516         10,097,345                  -
                                                         -----------------  ----------------  -----------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                             292,088,302     1,552,918,166        633,698,622                  -
    Withdrawals                                              (306,985,018)   (1,611,437,731)      (510,587,879)                 -
                                                         -----------------  ----------------  -----------------  -----------------
       Net transactions in investors' beneficial interests    (14,896,716)      (58,519,565)       123,110,743                  -
                                                         -----------------  ----------------  -----------------  -----------------

       Net increase (decrease) in net assets                  (12,369,146)      (31,331,049)       133,208,088                  -
                                                         -----------------  ----------------  -----------------  -----------------

NET ASSETS - August 31, 1997                                 $ 71,102,520     $ 476,768,745      $ 259,491,011                $ -
-----------------------------------------------------    -----------------  ----------------  -----------------  -----------------

OPERATIONS:
    Net investment income                                       8,001,296        35,098,110         23,621,908            123,211
    Net realized gain (loss) on investments sold                    9,432           (43,555)               853                  -
                                                         -----------------  ----------------  -----------------  -----------------
       Net increase in net assets resulting from operations     8,010,728        35,054,555         23,622,761            123,211
                                                         -----------------  ----------------  -----------------  -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
    Contributions                                             630,794,381     1,930,394,761      1,309,647,918         22,849,987
    Withdrawals                                              (445,062,682)   (1,725,093,704)      (985,420,846)        (2,138,724)
                                                         -----------------  ----------------  -----------------  -----------------
       Net transactions in investors' beneficial interests    185,731,699       205,301,057        324,227,072         20,711,263
                                                         -----------------  ----------------  -----------------  -----------------

       Net increase in net assets                             193,742,427       240,355,612        347,849,833         20,834,474
                                                         -----------------  ----------------  -----------------  -----------------

NET ASSETS - August 31, 1998                                $ 264,844,947     $ 717,124,357      $ 607,340,844       $ 20,834,474
-----------------------------------------------------    =================  ================  =================  =================




See Notes to Financial Statements.  25                     CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. Government Portfolio commenced operations on February 21, 1996, Municipal Cash Portfolio commenced operations on June 25, 1998 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies. On May 25, 1998, Treasury Portfolio was renamed Government Portfolio.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Core Trust determines the net asset value per share of each Portfolio as of 4:00 p.m., Eastern time, on each business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of such securities held as collateral.

ORGANIZATIONAL COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their interest in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Investment securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at August 31, 1998 is the same as for financial reporting purposes.


                                       26                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Prior to January 2, 1998, Linden Asset Management ("Linden") served as investment adviser to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. On January 2, 1998, Forum Advisors, Inc. acquired Linden and reorganized as Fourm Advisors.

Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS. For the year ended August 31, 1998, the respective amounts charged to, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio were $48, $369, $319 and $162.

PLACEMENT AGENT - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $48,000 per year, plus additional amounts depending on the number and type of portfolio transactions and number of interest holders.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS and FAcS have voluntarily waived a portion of their fees and have assumed certain expenses of the Portfolios. For the year ended August 31, 1998, fees waived and expenses reimbursed were as follows:

                                             Administration      Accounting         Expense
                                                 Fee                Fee            Reimbursed        Total
                                             --------------      ----------        ----------        -----
Treasury Cash Portfolio                          $ 29,678        $        -       $         -       $29,678
Government Portfolio                               28,796            37,946                 -        66,742
Municipal Cash Portfolio                            1,937             8,800             9,105        19,842


                                       27                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
AUGUST 31, 1998
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any. All ratios for a period of less than a year are annualized.

                                                                                          Ratios to Average Net Assets
                                                                                          ----------------------------
                                                                                                     Net
                                                                                                  Investment        Gross
                                                                                      Expenses      Income         Expenses
                                                                                      --------      ------         --------
Treasury Cash Portfolio
       Year Ended August 31, 1998....................................................... 0.15%       5.34%          0.17%
       Year Ended August 31, 1997....................................................... 0.15%       5.20%          0.18%
       Year Ended August 31, 1996....................................................... 0.15%       5.30%          0.20%
Government Portfolio
       Year Ended August 31, 1998....................................................... 0.15%       5.26%          0.29%
       Period Ended August 31, 1997 (annualized)........................................ 0.15%       5.11%          0.36%
       Year Ended March 31, 1997........................................................ 0.15%       5.04%          0.33%
       Period Ended March 31, 1996.(annualized)  ....................................... 0.15%       4.99%          0.60%
Government Cash Portfolio
       Year Ended August 31, 1998....................................................... 0.13%       5.52%          0.13%
       Year Ended August 31, 1997....................................................... 0.14%       5.38%          0.14%
       Year Ended August 31, 1996....................................................... 0.14%       5.49%          0.14%
Cash Portfolio
       Year Ended August 31, 1998....................................................... 0.13%       5.55%          0.13%
       Year Ended August 31, 1997....................................................... 0.15%       5.45%          0.15%
       Year Ended August 31, 1996....................................................... 0.15%       5.50%          0.16%
Municipal Cash Portfolio
       Period Ended August 31, 1998 (annualized)........................................ 0.09%       3.18%          0.61%

NOTE 6.  SPECIAL MEETING OF INTERESTHOLDERS (Unaudited)

The following matter was submitted to a vote of interestholders of each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio at a special meeting held December 12, 1997 and then continued on December 18, 1997: to approve a new Investment Advisory Agreement between Core Trust and Forum Advisors. Interests in each of the portfolios were voted as follows: Treasury Cash Portfolio - 99.63% For; 0.37% Against; Government Cash Portfolio - 99.00% For; 1.00% Against; Cash Portfolio - 96.45% For; 3.55% Against.



                                       28                  CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Trustees and Interestholders
Core Trust (Delaware)


We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Portfolio (formerly Treasury Portfolio), Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio, five series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1998, and the related statements of operations for the year then ended for Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, and Cash Portfolio, and for the period from June 25, 1998 (commencement of operations) to August 31, 1998 for Municipal Cash Portfolio, and the statements of changes in net assets for each of the years in the two-year period then ended for Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio, the year then ended and the period from April 1, 1997 to August 31, 1997 for Government Portfolio, and the period from June 25, 1998 to August 31, 1998 for Municipal Cash Portfolio. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. The statement of changes in net assets for the year ended March 31, 1997 and the income and expense ratios for the periods indicated in Note 5 ending prior to April 1, 1997 for Government Portfolio, were audited by other auditors whose report dated May 9, 1997 expressed an unqualified opinion on that financial statement and those income and expense ratios.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio of Core Trust as of August 31, 1998, the results of their operations and changes in their net assets for the periods indicated above, in conformity with generally accepted accounting principles.



                                            KPMG Peat Marwick LLP


Boston, Massachusetts
October 6, 1998


                                       29                  CORE TRUST (DELAWARE)

DISTRIBUTOR
Forum Financial Services, Inc.

TRANSFER AGENT
Forum Shareholder Services, LLC



[FORUM LOGO]



FORUM FUNDS
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94-FORUM (ELSEWHERE)


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY
TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE
RECEIVED A COPY OF THE FORUM FUNDS PROSPECTUS.